Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Dragon Joyce Group CNY	Dec. 31, 2012 Dragon Joyce Group CNY	Dec. 31, 2013 Dragon Joyce Group USD ($)	Dec. 31, 2013 3GUU Group CNY	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2013 3GUU Group USD ($)	Dec. 31, 2013 OWX Group CNY	Dec. 31, 2012 OWX Group CNY	Dec. 31, 2013 OWX Group USD ($)
Goodwill [Line Items]
Beginning Balance	564,841	598,358	$ 93,305	247,373	247,373	$ 40,863	267,824	267,824	$ 44,241	49,644	83,161	$ 8,201
Goodwill acquired during the year
Impairment	0	(33,517)									(33,517)
Ending Balance	564,841	564,841	$ 93,305	247,373	247,373	$ 40,863	267,824	267,824	$ 44,241	49,644	49,644	$ 8,201